Related party transactions	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
Related party transactions in the half year ended 30 June 2023 were similar in nature to those disclosed in the Barclays PLC Annual Report 2022. No related party transactions that have taken place in the half year ended 30 June 2023 have materially affected the financial position or the performance of the Group during this period.
On 1 May 2023, the Wealth Management & Investments business was transferred from Barclays UK to CC&P, please see Other matters on page 9 for more information.